Segment Information (Details)	12 Months Ended
	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 USD ($)
Segment Information (Details) [Abstract]
Financial investment designated at fair value	S/ 249,000	S/ 274,000	$ 476,000
Fair value of derivative financial instruments		86,893,000	106,601,000
Capital expenditures	S/ 299,326,000	S/ 190,126,000	$ 97,288,000